Equity Compensation Plan - Summary of the Company's Non-Vested Stock Option Activity and Related Information (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Equity Compensation Plan Arrangement [Abstract]
Beginning Balance, Option shares	631,250	0
Granted, Option shares	111,000	631,250
Exercised, Option shares	(296,875)
Ending Balance, Option shares	445,375	631,250
Exercisable, Option shares	18,750	0
Beginning Balance, Weighted- Average Exercise Price	$ 1.6	$ 0
Granted, Weighted- Average Exercise Price	3.6	1.6
Exercised, Weighted- Average Exercise Price	1.6
Ending Balance, Weighted- Average Exercise Price	2.1	1.6
Exercisable, Weighted- Average Exercise Price	$ 1.6	$ 0